Investor A Institutional [Member] Average Annual Total Returns - Investor A, Institutional	12 Months Ended	60 Months Ended	119 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA U.S. Broad Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.15%	(0.42%)	1.84%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.07%	3.54%	3.20%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.73%	3.18%	2.83%
Performance Inception Date			Feb. 16, 2016
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.88%	1.37%	1.55%
Performance Inception Date			Feb. 16, 2016
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.38%	1.64%	1.61%
Performance Inception Date			Feb. 16, 2016
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	3.45%	3.11%
Performance Inception Date			Feb. 16, 2016